Reconciliation of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the provision for income taxes Details
Book Loss	$ 746,924	$ 576,736
State taxes	106,546	82,270
Deductible differences		0
Change in valuation allowance	(853,470)	$ (659,006)
Provision for Income Taxes	$ 0